Inventories	6 Months Ended
Jun. 30, 2020
Inventory Disclosure [Abstract]
Inventories

NOTE 4 - Inventories

As of June 30, 2020, December 31, 2019 and 2018, inventories consisted of the following:

	June 30,	December 31,
	2020	2019	2018
	(unaudited)
Satellite equipment for sale under construction	$4,669,297	$3,038,564	$895,014
Supplies	5,253	5,230	5,273
	4,674,550	3,043,794	900,287
Allowance for inventory loss	(5,253)	(5,230)	(5,273)
Net	4,669,297	3,038,564	895,014
Inventory prepayment	180,710	-	-
Total	$4,850,007	$3,038,564	$895,014